Digital Assets - Schedule of Digital Asset Balance (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Schedule of Digital Asset Balance [Line Items]
Balance	$ 2,009,960
Cost of tokens sold	(2,685,775)
Digital Asset staking compensation	20,760
Unrealized gain/(loss) from fair value measurement	2,029,068
Realized gain/(loss) from fair value measurement	530,940
Balance	1,904,954
Tokens [Member]
Schedule of Digital Asset Balance [Line Items]
Balance	79,038.9
Cost of tokens sold	(50,271.2)
Digital Asset staking compensation	561.7
Balance	$ 29,329.4